Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Revenues Disaggregated by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization and Nature of Operations [Line Items]
Revenues	$ 1,883,029	$ 1,860,962	$ 1,650,431
Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	274,221	372,728
Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	1,123,045	908,006
Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	485,763	580,228
Brand advertising [Member]
Organization and Nature of Operations [Line Items]
Revenues	231,945	314,066	447,956
Sohu Media Portal [Member]
Organization and Nature of Operations [Line Items]
Revenues	127,348	151,981
Sohu Media Portal [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	127,348	151,982
Sohu Media Portal [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Sohu Media Portal [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Sohu Video [Member]
Organization and Nature of Operations [Line Items]
Revenues	53,756	79,743
Sohu Video [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	53,756	79,743
Sohu Video [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Sohu Video [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Focus [Member]
Organization and Nature of Operations [Line Items]
Revenues	31,144	57,245
Focus [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	31,144	57,245
Focus [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Focus [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
17173.com Website [Member]
Organization and Nature of Operations [Line Items]
Revenues	19,697	25,096
17173.com Website [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
17173.com Website [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
17173.com Website [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	19,697	25,096
Search and search related advertising [Member]
Organization and Nature of Operations [Line Items]
Revenues	1,022,456	801,199	597,133
Search and search related advertising [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Search and search related advertising [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	1,022,456	801,199
Search and search related advertising [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Online games [Member]
Organization and Nature of Operations [Line Items]
Revenues	389,788	449,533	395,709
PC games [Member]
Organization and Nature of Operations [Line Items]
Revenues	236,743	239,149
PC games [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
PC games [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
PC games [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	236,743	239,149
Mobile games [Member]
Organization and Nature of Operations [Line Items]
Revenues	151,737	208,355
Mobile games [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Mobile games [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Mobile games [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	151,737	208,355
Other games [Member]
Organization and Nature of Operations [Line Items]
Revenues	1,310	2,029
Other games [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Other games [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Other games [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	1,310	2,029
Others [Member]
Organization and Nature of Operations [Line Items]
Revenues	238,840	296,164	$ 209,633
Cinema advertising business [Member]
Organization and Nature of Operations [Line Items]
Revenues	70,202	91,419
Cinema advertising business [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Cinema advertising business [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0
Cinema advertising business [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	70,202	91,419
Others [Member]
Organization and Nature of Operations [Line Items]
Revenues	168,636	204,745
Others [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	61,973	83,759
Others [Member] | Sogou [Member]
Organization and Nature of Operations [Line Items]
Revenues	100,589	106,807
Others [Member] | Changyou [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 6,074	$ 14,180